Analysis of segment statement of financial position by business type (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Goodwill	£ 1,482	£ 1,628	£ 1,648
Deferred acquisition costs and other intangible assets	11,011	10,807
Property, plant and equipment	789	743	1,197
Reinsurers' share of insurance contract liabilities	9,673	10,051
Deferred tax assets	2,627	4,315
Current tax recoverable	613	440
Accrued investment income	2,676	3,153
Other debtors	2,963	3,019
Investment properties	16,497	14,646	13,422
Investment in joint ventures and associates accounted for using the equity method	1,416	1,273
Loans	17,042	15,173
Equity securities and portfolio holdings in unit trusts	223,391	198,552
Debt securities	171,374	170,458
Derivative assets	4,801	3,936
Deposits	11,236	12,185
Assets held for sale	38	4,589
Other investments	5,622	5,465
Cash and cash equivalents	10,690	10,065	7,782	£ 6,409
Total assets	493,941	470,498
Total equity	16,094	14,667	12,956	£ 11,812
Liabilities
Insurance contract liabilities	328,172	316,436	260,753
Investment contract liabilities with discretionary participation features	62,677	52,837
Investment contract liabilities without discretionary participation features	20,394	19,723
Unallocated surplus of with-profits funds	16,951	14,317	13,096
Core structural borrowings of shareholder-financed operations	6,280	6,798
Operational borrowings attributable to shareholder-financed operations	1,791	2,317
Borrowings attributable to with-profits operations	3,716	1,349
Obligations under funding, securities lending and sale and repurchase agreements	5,662	5,031
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	8,889	8,687
Deferred tax liabilities	4,715	5,370
Current tax liabilities	537	649
Accruals, deferred income and other liabilities	14,185	13,825
Provisions	1,123	947
Derivative liabilities	2,755	3,252
Liabilities held for sale		4,293
Total liabilities	477,847	455,831
Total equity and liabilities	493,941	470,498
Asia insurance operations
Assets
Reinsurers' share of insurance contract liabilities	1,961	1,539
Liabilities
Unallocated surplus of with-profits funds	3,474	2,667	2,553
UK and Europe insurance operations
Liabilities
Unallocated surplus of with-profits funds	13,477	11,650	10,543
UK and Europe with-profits sub-funds | UK and Europe insurance operations
Liabilities
Unallocated surplus of with-profits funds	13,477	11,650	10,543
With-profits
Assets
Goodwill	24	153
Deferred acquisition costs and other intangible assets	145	52
With-profits | Asia insurance operations
Liabilities
Unallocated surplus of with-profits funds	3,474	2,667	£ 2,553
Operating segments | Asia
Assets
Goodwill	305	306
Deferred acquisition costs and other intangible assets	2,540	2,319
Property, plant and equipment	125	124
Reinsurers' share of insurance contract liabilities	1,960	1,539
Deferred tax assets	112	107
Current tax recoverable	58	29
Accrued investment income	595	549
Other debtors	2,675	2,662
Investment properties	5	5
Investment in joint ventures and associates accounted for using the equity method	912	825
Loans	1,317	1,303
Equity securities and portfolio holdings in unit trusts	29,976	23,599
Debt securities	40,982	36,546
Derivative assets	113	47
Deposits	1,291	1,425
Assets held for sale		3,863
Cash and cash equivalents	1,934	2,157
Total assets	84,900	77,405
Total equity	5,926	5,376
Liabilities
Insurance contract liabilities	63,468	54,417
Investment contract liabilities with discretionary participation features	337	347
Investment contract liabilities without discretionary participation features	328	254
Unallocated surplus of with-profits funds	3,474	2,667
Operational borrowings attributable to shareholder-financed operations	50	19
Borrowings attributable to with-profits operations	10	4
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	3,631	3,093
Deferred tax liabilities	1,152	935
Current tax liabilities	122	125
Accruals, deferred income and other liabilities	6,069	5,916
Provisions	254	229
Derivative liabilities	79	265
Liabilities held for sale		3,758
Total liabilities	78,974	72,029
Total equity and liabilities	84,900	77,405
Operating segments | US
Assets
Goodwill		16
Deferred acquisition costs and other intangible assets	8,219	8,327
Property, plant and equipment	214	247
Reinsurers' share of insurance contract liabilities	6,424	7,224
Deferred tax assets	2,300	3,979
Current tax recoverable	298	101
Accrued investment income	492	628
Other debtors	248	304
Investment properties	5	6
Loans	9,630	9,735
Equity securities and portfolio holdings in unit trusts	130,630	120,747
Debt securities	35,378	40,745
Derivative assets	1,611	834
Deposits	43	49
Other investments	848	992
Cash and cash equivalents	1,658	1,135
Total assets	197,998	195,069
Total equity	5,248	5,408
Liabilities
Insurance contract liabilities	177,728	174,328
Investment contract liabilities without discretionary participation features	2,996	3,298
Core structural borrowings of shareholder-financed operations	184	202
Operational borrowings attributable to shareholder-financed operations	508	480
Obligations under funding, securities lending and sale and repurchase agreements	4,304	3,534
Deferred tax liabilities	1,845	2,832
Current tax liabilities	47
Accruals, deferred income and other liabilities	5,109	4,920
Provisions	24	3
Derivative liabilities	5	64
Total liabilities	192,750	189,661
Total equity and liabilities	197,998	195,069
Operating segments | UK and Europe
Assets
Goodwill	1,177	1,306
Deferred acquisition costs and other intangible assets	210	132
Property, plant and equipment	447	369
Reinsurers' share of insurance contract liabilities	2,521	2,590
Deferred tax assets	157	174
Current tax recoverable	244	308
Accrued investment income	1,558	1,939
Other debtors	3,118	3,233
Investment properties	16,487	14,635
Investment in joint ventures and associates accounted for using the equity method	504	448
Loans	5,986	3,572
Equity securities and portfolio holdings in unit trusts	62,670	54,177
Debt securities	92,707	90,796
Derivative assets	2,954	2,927
Deposits	9,540	10,705
Assets held for sale	38	726
Other investments	4,774	4,473
Cash and cash equivalents	5,808	5,064
Total assets	210,900	197,574
Total equity	8,245	7,832
Liabilities
Insurance contract liabilities	88,180	88,993
Investment contract liabilities with discretionary participation features	62,340	52,490
Investment contract liabilities without discretionary participation features	17,069	16,171
Unallocated surplus of with-profits funds	13,477	11,650
Operational borrowings attributable to shareholder-financed operations	148	167
Borrowings attributable to with-profits operations	3,706	1,345
Obligations under funding, securities lending and sale and repurchase agreements	1,358	1,497
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	5,243	5,594
Deferred tax liabilities	1,703	1,592
Current tax liabilities	377	513
Accruals, deferred income and other liabilities	6,609	6,688
Provisions	784	647
Derivative liabilities	1,661	1,860
Liabilities held for sale		535
Total liabilities	202,655	189,742
Total equity and liabilities	210,900	197,574
Operating segments | With-profits | Asia
Assets
Loans	725	690
Debt securities	24,432	21,861
Operating segments | With-profits | UK and Europe
Assets
Loans	4,268	1,892
Debt securities	50,661	48,936
Operating segments | Unit-linked | Asia
Assets
Debt securities	3,507	3,321
Operating segments | Unit-linked | UK and Europe
Assets
Debt securities	6,711	6,277
Operations within segments | Asia insurance operations
Assets
Goodwill	244
Deferred acquisition costs and other intangible assets	2,535
Property, plant and equipment	122
Reinsurers' share of insurance contract liabilities	1,960
Deferred tax assets	102
Current tax recoverable	58
Accrued investment income	560
Other debtors	2,640
Investment properties	5
Investment in joint ventures and associates accounted for using the equity method	768
Loans	1,317
Equity securities and portfolio holdings in unit trusts	29,953
Debt securities	40,982
Derivative assets	113
Deposits	1,256
Cash and cash equivalents	1,741
Total assets	84,356
Total equity	5,525	4,992
Liabilities
Insurance contract liabilities	63,468
Investment contract liabilities with discretionary participation features	337
Investment contract liabilities without discretionary participation features	328
Unallocated surplus of with-profits funds	3,474
Operational borrowings attributable to shareholder-financed operations	50
Borrowings attributable to with-profits operations	10
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	3,631
Deferred tax liabilities	1,152
Current tax liabilities	105
Accruals, deferred income and other liabilities	6,033
Provisions	164
Derivative liabilities	79
Total liabilities	78,831
Total equity and liabilities	84,356
Operations within segments | Asia asset management
Assets
Goodwill	61
Deferred acquisition costs and other intangible assets	5
Property, plant and equipment	3
Deferred tax assets	10
Accrued investment income	35
Other debtors	67
Investment in joint ventures and associates accounted for using the equity method	144
Equity securities and portfolio holdings in unit trusts	23
Deposits	35
Cash and cash equivalents	193
Total assets	576
Total equity	401
Liabilities
Current tax liabilities	17
Accruals, deferred income and other liabilities	68
Provisions	90
Total liabilities	175
Total equity and liabilities	576
Operations within segments | Jackson (US insurance operations)
Assets
Deferred acquisition costs and other intangible assets	8,216
Property, plant and equipment	209
Reinsurers' share of insurance contract liabilities	6,424
Deferred tax assets	2,218
Current tax recoverable	284
Accrued investment income	444
Other debtors	247
Investment properties	5
Loans	9,630
Equity securities and portfolio holdings in unit trusts	130,630
Debt securities	35,378
Derivative assets	1,611
Other investments	844
Cash and cash equivalents	1,224
Total assets	197,364
Total equity	5,013	5,204
Liabilities
Insurance contract liabilities	177,728
Investment contract liabilities without discretionary participation features	2,996
Core structural borrowings of shareholder-financed operations	184	202
Operational borrowings attributable to shareholder-financed operations	508
Obligations under funding, securities lending and sale and repurchase agreements	4,304
Deferred tax liabilities	1,844
Current tax liabilities	46
Accruals, deferred income and other liabilities	4,728
Provisions	8
Derivative liabilities	5
Total liabilities	192,351
Total equity and liabilities	197,364
Operations within segments | Asset management (US)
Assets
Deferred acquisition costs and other intangible assets	3
Property, plant and equipment	5
Deferred tax assets	82
Current tax recoverable	14
Accrued investment income	48
Other debtors	77
Deposits	43
Other investments	4
Cash and cash equivalents	434
Total assets	710
Total equity	235
Liabilities
Deferred tax liabilities	1
Current tax liabilities	1
Accruals, deferred income and other liabilities	457
Provisions	16
Total liabilities	475
Total equity and liabilities	710
Operations within segments | UK and Europe insurance operations
Assets
Goodwill	24
Deferred acquisition costs and other intangible assets	203
Property, plant and equipment	443
Reinsurers' share of insurance contract liabilities	2,521
Deferred tax assets	134
Current tax recoverable	244
Accrued investment income	1,552
Other debtors	2,253
Investment properties	16,487
Investment in joint ventures and associates accounted for using the equity method	464
Loans	5,986
Equity securities and portfolio holdings in unit trusts	62,551
Debt securities	92,707
Derivative assets	2,954
Deposits	9,540
Assets held for sale	38
Other investments	4,756
Cash and cash equivalents	5,365
Total assets	208,222
Total equity	6,344
Liabilities
Insurance contract liabilities	88,180
Investment contract liabilities with discretionary participation features	62,340
Investment contract liabilities without discretionary participation features	17,069
Unallocated surplus of with-profits funds	13,477
Operational borrowings attributable to shareholder-financed operations	127
Borrowings attributable to with-profits operations	3,706
Obligations under funding, securities lending and sale and repurchase agreements	1,358
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	5,243
Deferred tax liabilities	1,684
Current tax liabilities	333
Accruals, deferred income and other liabilities	6,120
Provisions	580
Derivative liabilities	1,661
Total liabilities	201,878
Total equity and liabilities	208,222
Operations within segments | UK and Europe asset management
Assets
Goodwill	1,153
Deferred acquisition costs and other intangible assets	7
Property, plant and equipment	4
Deferred tax assets	23
Accrued investment income	6
Other debtors	941
Investment in joint ventures and associates accounted for using the equity method	40
Equity securities and portfolio holdings in unit trusts	119
Other investments	18
Cash and cash equivalents	443
Total assets	2,754
Total equity	1,901
Liabilities
Operational borrowings attributable to shareholder-financed operations	21
Deferred tax liabilities	19
Current tax liabilities	44
Accruals, deferred income and other liabilities	565
Provisions	204
Total liabilities	853
Total equity and liabilities	2,754
Operations within segments | UK and Europe with-profits sub-funds | UK and Europe insurance operations
Assets
Goodwill	24
Deferred acquisition costs and other intangible assets	100
Property, plant and equipment	406
Reinsurers' share of insurance contract liabilities	1,269
Deferred tax assets	70
Current tax recoverable	63
Accrued investment income	892
Other debtors	1,553
Investment properties	14,153
Investment in joint ventures and associates accounted for using the equity method	464
Loans	4,268
Equity securities and portfolio holdings in unit trusts	47,173
Debt securities	50,661
Derivative assets	2,420
Deposits	7,167
Assets held for sale	38
Other investments	4,744
Cash and cash equivalents	4,096
Total assets	139,561
Liabilities
Insurance contract liabilities	48,894
Investment contract liabilities with discretionary participation features	62,323
Investment contract liabilities without discretionary participation features	5
Unallocated surplus of with-profits funds	13,477
Borrowings attributable to with-profits operations	3,706
Obligations under funding, securities lending and sale and repurchase agreements	748
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	3,409
Deferred tax liabilities	1,410
Current tax liabilities	119
Accruals, deferred income and other liabilities	4,791
Provisions	55
Derivative liabilities	624
Total liabilities	139,561
Total equity and liabilities	139,561
Operations within segments | With-profits | Asia insurance operations
Assets
Deferred acquisition costs and other intangible assets	45
Property, plant and equipment	86
Reinsurers' share of insurance contract liabilities	76
Current tax recoverable	1
Accrued investment income	230
Other debtors	1,823
Loans	725
Equity securities and portfolio holdings in unit trusts	14,995
Debt securities	24,432
Derivative assets	82
Deposits	246
Cash and cash equivalents	632
Total assets	43,373
Liabilities
Insurance contract liabilities	33,861
Investment contract liabilities with discretionary participation features	337
Unallocated surplus of with-profits funds	3,474
Borrowings attributable to with-profits operations	10
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	2,152
Deferred tax liabilities	774
Current tax liabilities	24
Accruals, deferred income and other liabilities	2,620
Provisions	62
Derivative liabilities	59
Total liabilities	43,373
Total equity and liabilities	43,373
Operations within segments | With-profits | Scottish Amicable Insurance Fund | UK and Europe insurance operations
Assets
Total assets	5,768	6,101
Liabilities
Total liabilities	5,768	6,101
Operations within segments | With-profits | PAC with-profits fund | UK and Europe insurance operations
Liabilities
Non-profits annuities liabilities	10,600	£ 11,200
Operations within segments | Unit-linked | Asia insurance operations
Assets
Current tax recoverable	2
Accrued investment income	53
Other debtors	169
Equity securities and portfolio holdings in unit trusts	13,199
Debt securities	3,507
Derivative assets	5
Deposits	511
Cash and cash equivalents	287
Total assets	17,733
Liabilities
Insurance contract liabilities	15,935
Investment contract liabilities without discretionary participation features	328
Operational borrowings attributable to shareholder-financed operations	7
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	1,219
Deferred tax liabilities	38
Accruals, deferred income and other liabilities	206
Total liabilities	17,733
Total equity and liabilities	17,733
Operations within segments | Unit-linked | UK and Europe other funds and subsidiaries | UK and Europe insurance operations
Assets
Reinsurers' share of insurance contract liabilities	133
Accrued investment income	107
Other debtors	76
Investment properties	682
Equity securities and portfolio holdings in unit trusts	15,369
Debt securities	6,711
Derivative assets	8
Deposits	1,139
Other investments	11
Cash and cash equivalents	693
Total assets	24,929
Liabilities
Insurance contract liabilities	6,097
Investment contract liabilities without discretionary participation features	17,048
Operational borrowings attributable to shareholder-financed operations	4
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	1,667
Current tax liabilities	76
Accruals, deferred income and other liabilities	36
Derivative liabilities	1
Total liabilities	24,929
Total equity and liabilities	24,929
Operations within segments | Other business | Asia insurance operations
Assets
Goodwill	244
Deferred acquisition costs and other intangible assets	2,490
Property, plant and equipment	36
Reinsurers' share of insurance contract liabilities	1,884
Deferred tax assets	102
Current tax recoverable	55
Accrued investment income	277
Other debtors	648
Investment properties	5
Investment in joint ventures and associates accounted for using the equity method	768
Loans	592
Equity securities and portfolio holdings in unit trusts	1,759
Debt securities	13,043
Derivative assets	26
Deposits	499
Cash and cash equivalents	822
Total assets	23,250
Total equity	5,525
Liabilities
Insurance contract liabilities	13,672
Operational borrowings attributable to shareholder-financed operations	43
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	260
Deferred tax liabilities	340
Current tax liabilities	81
Accruals, deferred income and other liabilities	3,207
Provisions	102
Derivative liabilities	20
Total liabilities	17,725
Total equity and liabilities	23,250
Operations within segments | Variable annuity separate account | Jackson (US insurance operations)
Assets
Equity securities and portfolio holdings in unit trusts	130,528
Total assets	130,528
Liabilities
Insurance contract liabilities	130,528
Total liabilities	130,528
Total equity and liabilities	130,528
Operations within segments | Fixed annuity, GIC and other business | Jackson (US insurance operations)
Assets
Deferred acquisition costs and other intangible assets	8,216
Property, plant and equipment	209
Reinsurers' share of insurance contract liabilities	6,424
Deferred tax assets	2,218
Current tax recoverable	284
Accrued investment income	444
Other debtors	247
Investment properties	5
Loans	9,630
Equity securities and portfolio holdings in unit trusts	102
Debt securities	35,378
Derivative assets	1,611
Other investments	844
Cash and cash equivalents	1,224
Total assets	66,836
Total equity	5,013
Liabilities
Insurance contract liabilities	47,200
Investment contract liabilities without discretionary participation features	2,996
Core structural borrowings of shareholder-financed operations	184
Operational borrowings attributable to shareholder-financed operations	508
Obligations under funding, securities lending and sale and repurchase agreements	4,304
Deferred tax liabilities	1,844
Current tax liabilities	46
Accruals, deferred income and other liabilities	4,728
Provisions	8
Derivative liabilities	5
Total liabilities	61,823
Total equity and liabilities	66,836
Operations within segments | Annuity and other long term business | UK and Europe other funds and subsidiaries | UK and Europe insurance operations
Assets
Deferred acquisition costs and other intangible assets	103
Property, plant and equipment	37
Reinsurers' share of insurance contract liabilities	1,119
Deferred tax assets	64
Current tax recoverable	181
Accrued investment income	553
Other debtors	624
Investment properties	1,652
Loans	1,718
Equity securities and portfolio holdings in unit trusts	9
Debt securities	35,335
Derivative assets	526
Deposits	1,234
Other investments	1
Cash and cash equivalents	576
Total assets	43,732
Total equity	6,344
Liabilities
Insurance contract liabilities	33,189
Investment contract liabilities with discretionary participation features	17
Investment contract liabilities without discretionary participation features	16
Operational borrowings attributable to shareholder-financed operations	123
Obligations under funding, securities lending and sale and repurchase agreements	610
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	167
Deferred tax liabilities	274
Current tax liabilities	138
Accruals, deferred income and other liabilities	1,293
Provisions	525
Derivative liabilities	1,036
Total liabilities	37,388
Total equity and liabilities	43,732
Elimination of intra-segment amounts | Asia
Assets
Other debtors	(32)
Total assets	(32)
Liabilities
Accruals, deferred income and other liabilities	(32)
Total liabilities	(32)
Total equity and liabilities	(32)
Elimination of intra-segment amounts | US
Assets
Other debtors	(76)
Total assets	(76)
Liabilities
Accruals, deferred income and other liabilities	(76)
Total liabilities	(76)
Total equity and liabilities	(76)
Elimination of intra-segment amounts | UK and Europe
Assets
Other debtors	(76)
Total assets	(76)
Liabilities
Accruals, deferred income and other liabilities	(76)
Total liabilities	(76)
Total equity and liabilities	£ (76)